Income Tax - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Income Tax Disclosure [Line Items]
Income tax rate			25.00%	25.00%	25.00%
Withholding tax on undistributed earnings			$ 3,011	$ 2,801
Income tax expenses			2,307	4,620	$ 6,150
Income tax reverse			299	437	369
Unrecognized tax benefits			$ 158	$ 163	163
Beijing Champion Hi-Tech Co., Ltd. (''Beijing Champion'')
Income Tax Disclosure [Line Items]
Preferential income tax rate			15.00%	15.00%
Beijing Champion Hi-Tech Co., Ltd. (''Beijing Champion'') | Scenario, Forecast
Income Tax Disclosure [Line Items]
Preferential income tax rate		15.00%
Beijing Champion Distance Education Technology Co., Ltd. (''Champion Technology'')
Income Tax Disclosure [Line Items]
Preferential income tax rate			15.00%	15.00%
Beijing Champion Distance Education Technology Co., Ltd. (''Champion Technology'') | Scenario, Forecast
Income Tax Disclosure [Line Items]
Preferential income tax rate	15.00%	15.00%
Beijing Champion and Champion Technology
Income Tax Disclosure [Line Items]
Preferential income tax rate						15.00%
Xiamen NetinNet
Income Tax Disclosure [Line Items]
Preferential income tax rate			15.00%	15.00%
Xiamen NetinNet | Scenario, Forecast
Income Tax Disclosure [Line Items]
Preferential income tax rate		15.00%
China Distance Education Limited (''CDEL Hong Kong'')
Income Tax Disclosure [Line Items]
Withholding tax rate			5.00%
Withholding tax on undistributed earnings			$ 3,011	$ 2,801
Income tax expenses			$ 210	$ 591	$ 481
Nanjing Training School, Chuang Qingchun, Tianjin JinMaLan, Anqing JinMalan and Huzheng Education
Income Tax Disclosure [Line Items]
Preferential income tax rate			20.00%